RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company entered into a number of agreements with affiliates of the FIMI Opportunity Funds ("FIMI"), formerly the Company's largest shareholder.

b.
As of June 30, 2023 and December 31, 2022, FIMI held less than 5% of Company’s share capital and has no representatives on the Company’s board of directors. Accordingly, FIMI and its affiliates are not considered related parties of the Company as of June 30, 2023 and during the six months ended June 30, 2023.

c.	The transactions with the Company’s related parties were approved by the Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	Transactions with the related parties:

	Six months ended June 30,
	2023			2022

Cost of revenues of products	$	*	)	$92

*) Affiliates of FIMI are not considered related parties to the Company during the six months ended June 30, 2023.